STOCK OPTIONS AND WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares Outstanding, Beginning balance	0
Number of Shares Outstanding, Ending balance		0
Number of Shares Exercisable		0
Warrants [Member]
Number of Shares Outstanding, Beginning balance	8,561,476	4,194,236	147,930
Number of Shares Outstanding, Granted	9,748,252	7,524,933	9,030,301
Number of Shares Outstanding, Forfeited	0		424,767
Number of Shares Outstanding, Exercised	(4,874,126)	(3,152,386)	(4,559,228)
Number of Shares Outstanding, Expired	(3,096)	(5,307)
Number of Shares Outstanding, Ending balance	13,432,506	8,561,476	4,194,236
Number of Shares Outstanding, Exercisable	13,432,506
Weighted Average Exercise Price, Granted	$ 0.95	$ 1.65	$ 5.96
Number of Shares Exercisable		8,548,142
Weighted Average Exercise Price Outstanding, Beginning balance	3.91	$ 8.31	50.50
Weighted Average Exercise Price Outstanding, Ending balance	2.64	3.91	$ 8.31
Weighted Average Exercise Price, Exercisable	$ 2.64
Weighted Average Exercise Price Exercisable		$ 3.91
Weighted Average Remaining Contractual Term Outstanding, Beginning	4 years 7 months 21 days	5 years 15 days	2 years 15 days
Weighted Average Remaining Contractual Term, Granted	3 years 2 months 27 days	4 years 2 months 5 days	5 years 1 month 17 days
Weighted Average Remaining Contractual Term Outstanding, Ending	3 years 3 months 11 days	4 years 7 months 21 days	5 years 15 days
Weighted Average Remaining Contractual Term Exercisable	3 years 3 months 11 days	4 years 7 months 21 days
Aggregate Intrinsic Value Outstanding, Beginning balance	$ 18,801	$ 2,562,600	$ 4,992,621
Aggregate Intrinsic Value Outstanding, Ending balance	11,681	18,801	$ 2,562,600
Aggregate Intrinsic Value Outstanding, Exercisable	$ 11,681
Aggregate Intrinsic Value Exercisable		$ 18,801